NOTES AND CONVERTIBLE NOTES PAYABLE - Additional Information (Details)																			1 Months Ended					3 Months Ended				4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
		Jul. 21, 2025	Jul. 09, 2025	Jun. 30, 2025 USD ($)	Jun. 25, 2025 USD ($) shares	Jun. 18, 2025 USD ($) shares	Jun. 03, 2025 USD ($) shares	May 30, 2025 USD ($)	May 13, 2025 USD ($)	May 12, 2025 USD ($)	Apr. 22, 2025 USD ($) Days	Mar. 03, 2025 USD ($)	Feb. 28, 2025 shares	Feb. 19, 2025 USD ($)	Aug. 19, 2024 USD ($) Days	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) shares	Jan. 31, 2023 shares	Apr. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Feb. 28, 2025 shares	Jan. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Apr. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Nov. 30, 2023 $ / shares	Jun. 12, 2023 shares
Debt Conversion [Line Items]
Interest rate percentage																																				7.00%
Principal amount outstanding																																$ 9,242,183		$ 9,115,943
Prinicipal amount converted																																		6,500,000
Stock issued																											$ 200,000					200,000
Loss on extinguishment of debt																								$ (1,375,819)	$ (1,303,969)	$ (10,293,834)			$ (6,873,335)	$ (10,293,834)	$ (11,597,803)	$ (20,504,307)		0
Proceeds from convertible debt																																		4,100,000
Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Shares issued | shares																												9,186,581
Issuance of pre-funded warrants exercisable into common stock | shares													9,360,888
Debt instrument face amount																			$ 411,865									$ 411,865
Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Prinicipal amount converted																								917,803					1,225,123
Principal and accrued interest due at maturity											Apr. 21, 2026	Mar. 01, 2026
Stock issued											$ 1,350,000	$ 1,500,000
Minimum consecutive trading days | Days											5
Increase to stockholders' deficit																								$ 2,761,362					$ 3,668,940
Conversion of convertible securities to common stock, shares | shares																								9,494,424					13,807,696
Debt Conversion, Description											conversion price equal to the lowest VWAP during the 5 days prior to the conversion date;	conversion price equal to a 20% discount to the lowest daily volume weighted average price as reported by Bloomberg L.P. (“VWAP") during the 5 days prior to the conversion date;
Conversion price equal to discount on lowest volume-weighted average price												20.00%
Volume-weighted Average Price of Conversion Period												5 days
Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount											$ 1,421,053	$ 1,578,495
Common Stock [Member]
Debt Conversion [Line Items]
Prinicipal amount converted	[1]																																	$ 3
Shares issued | shares																		91,899									40,000					40,000	[1],[2]
Stock issued																											$ 4					$ 4	[1]
Conversion of convertible securities to common stock, shares | shares																		34,045																32,500	[1],[2]
Common Stock [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Shares issued | shares																			9,090,959
Series A Preferred Stock [Member]
Debt Conversion [Line Items]
Conversion of convertible securities to common stock, shares | shares																		1,361,787
Junior Note Warrants [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares																550,000
Subsequent Event [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity												Mar. 01, 2026		Mar. 01, 2026
Stock issued												$ 1,500,000		$ 1,500,000
Debt instrument face amount														$ 1,578,495
Debt Conversion, Description														conversion price equal to a 20% discount to the lowest VWAP during the 5 days prior to the conversion date.
Conversion price equal to discount on lowest volume-weighted average price												20.00%		20.00%
Volume-weighted Average Price of Conversion Period												5 days		5 days
Percentage of common stock conversion, amount equal to outstanding			19.99%									19.90%
Subsequent Event [Member] | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount												$ 1,578,495
Subsequent Event [Member] | Convertible Debt [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding		19.90%
Junior Notes And Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Interest rate percentage																10.00%
Promissory notes, principal amount																$ 5,500,000
Maturity period after issuance																12 months
Investment, Variable Interest Rate, Type [Extensible Enumeration]																us-gaap:SecuredOvernightFinancingRateSofrMember
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																SOFR [Member]
Percentage of warrant exercisable on common stock																100.00%
Percentage of maximum aggregate outstanding common stock																19.90%
Common stock, exercisable price per share | $ / shares																$ 5
Original issue discount																$ 500,000
Aggregate fair value of warrants																2,668,169
Credit facility minimum closing in principal amount																$ 20,000,000
Investment interest rate if not repaid within nine months after issuance																12.00%
Investment interest rate if not repaid within six months after issuance																9.00%
Additional warrant coverage																25.00%
Percentage of trading price																120.00%
Minimum consecutive trading days | Days																20
Maximum consecutive trading days | Days																30
Conversion of shares | shares																										1,248,383			9,186,581	1,248,383
Principal extinguishment of debt																										$ 2,200,000			$ 411,865	$ 2,200,000
Loss on extinguishment of debt																										$ (5,408,593)			(1,174,519)	$ (5,408,593)
Junior Notes And Warrants Purchase Agreements [Member] | Minimum [Member]
Debt Conversion [Line Items]
Percentage of common stock price over warrant exercise price																200.00%
Junior Notes And Warrants Purchase Agreements [Member] | SOFR [Member]
Debt Conversion [Line Items]
Investment interest rate if not repaid within nine months after issuance																12.00%
Investment interest rate if not repaid within six months after issuance																9.00%
Senior Convertible Notes And Warrants Purchase Agreements [Member]
Debt Conversion [Line Items]
Promissory notes, principal amount																	$ 687,315
Convertible promissory notes, amount																	$ 9,225,000
Percentage of principal to be prepaid																																		150.00%
Conversion price per share | $ / shares																																				$ 27.52
Conversion of shares | shares																										999,875				999,875
Interest accrued on extinguish																										$ 107,935				$ 107,935
Principal extinguishment of debt																										1,800,000				1,800,000
Loss on extinguishment of debt																										$ (4,885,242)				$ (4,885,242)
Senior Convertible Notes And Warrants Purchase Agreements [Member] | Maximum [Member]
Debt Conversion [Line Items]
Warrants to purchase company common stock | shares																	47,238																				287,972
August 2024 Convertible Notes
Debt Conversion [Line Items]
Interest rate percentage															15.00%
Promissory notes, principal amount															$ 673,000
Promissory notes discount amount															$ 25,000
Principal and accrued interest due at maturity															Feb. 06, 2025
Fixed price															$ 2.03
Percentage of lowest daily volume weighted-average price															80.00%
Effective interest rate																																180.20%
Convertible Note Derivative Liability				$ 179,000																				$ 179,000					$ 179,000			$ 179,000
Deferred financing costs															$ 114,800
Principal amount																																537,375
Percentage of maximum aggregate outstanding common stock															19.90%
Minimum consecutive trading days | Days															10
Conversion of shares | shares																													1,878,620
Principal extinguishment of debt																													$ 389,375
Loss on extinguishment of debt																						$ (12,303)							(2,123,403)
August 2024 Convertible Notes | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity												Mar. 01, 2026
Conversion price equal to discount on lowest volume-weighted average price												33.33%
Volume-weighted Average Price of Conversion Period												5 days
August 2024 Convertible Notes | Unsecured Debt [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount												$ 894,708
Additional August 2024 Convertible Notes
Debt Conversion [Line Items]
Promissory notes, principal amount															$ 687,315
Principal and accrued interest due at maturity															Feb. 06, 2025
Deferred financing costs															$ 40,657
Principal amount																																687,315
Percentage of trading price															25.00%
Promissory Note [Member]
Debt Conversion [Line Items]
Interest rate percentage																							8.00%
Principal and accrued interest due at maturity																							Oct. 30, 2025
Principal amount																							$ 1,053,824									$ 1,053,824
Senior and Junior Notes [Member]
Debt Conversion [Line Items]
Conversion of shares | shares																																19,234,912
Principal extinguishment of debt																																$ 5,645,471
Loss on extinguishment of debt																																(20,504,307)
Junior and Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Principal extinguishment of debt																													8,961,872
Senior Convertible Notes [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																													(1,682,641)
Senior Convertible Notes [Member] | Related Party [Member]
Debt Conversion [Line Items]
Loss on extinguishment of debt																													(27,139)
April Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Minimum consecutive trading days | Days											5
Loss on extinguishment of debt																								(185,388)
Debt instrument face amount				2,108,523																				2,108,523					2,108,523
April Indigo Capital Exchange Convertible Note [Member] | Unsecured Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity											Apr. 21, 2026
Debt instrument face amount											$ 2,108,523.16
Liqueous Obligation [Member]
Debt Conversion [Line Items]
Interest rate percentage																							8.00%
Principal and accrued interest due at maturity																							2025-10-30
Principal amount																							$ 1,053,824
March Indigo Capital Convertible Notes [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage												15.00%
Percentage of common stock conversion, amount equal to outstanding												19.90%
Convertible notes fair value				2,207,800																				2,207,800					2,207,800
Proceeds from convertible debt																													707,800
March Indigo Capital Convertible Notes [Member] | Indigo Capital Convertible Notes [Member] | General and Administrative Expense [Member]
Debt Conversion [Line Items]
Transaction costs expensed																													20,000
March Indigo Capital Convertible Notes [Member] | Minimum [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Percentage of common stock conversion, amount equal to outstanding												19.99%
March Indigo Capital Exchange Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Conversion of convertible securities to common stock, shares | shares																				4,313,272
Reduction to convertible notes recorded to common stock at par value and additional paid-in capital																				$ 907,578
Loss on extinguishment of debt																													(2,123,403)
Debt instrument face amount																				$ 307,320
Convertible notes fair value				3,003,300																				3,003,300					3,003,300
Change in fair value of debt																													124,014
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Interest rate percentage											15.00%
Issuances of common stock on conversion of debt, percentage of outstanding common stock									19.90%
Principal amount outstanding				4,777,656																				4,777,656					4,777,656
April Indigo Capital Convertible Note [Member] | Indigo Capital Convertible Notes [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																								40,000					40,000
April Indigo Capital Convertible Note [Member] | Minimum [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock									19.99%
April Indigo Capital Convertible Note [Member] | Unsecured Promissory Note [Member] | Indigo Capital Convertible Notes [Member]
Debt Conversion [Line Items]
Debt instrument face amount											$ 2,003,097
May 2025 Financing Transactions [Member] | Agile Capital Funding [Member] | Business Loan and Security Agreement [Member]
Debt Conversion [Line Items]
Interest rate percentage										44.00%
Periodic payment due, month and year										2025-11
Repayments of secured promissory note										$ 27,000
Debt instrument, frequency of payment										weekly
Interest rate increase										5.00%
Principal amount outstanding				847,918						$ 756,000														847,918					847,918
Debt instrument face amount										$ 525,000
Debt discount				25,000																				25,000					25,000
Proceeds from convertible debt																								443,620					443,620
May 2025 Financing Transactions [Member] | Agile Capital Funding [Member] | Business Loan and Security Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																								56,380					56,380
May 2025 Financing Transactions [Member] | Agile Capital Funding [Member] | Amended Business Loan and Security Agreement [Member]
Debt Conversion [Line Items]
Aggregate principal and prepayment premium owed								$ 702,000
Repayments of secured promissory note								$ 48,000
Principal and accrued interest due at maturity								Dec. 26, 2025
Debt instrument face amount								$ 1,000,000
Debt discount								50,000
Proceeds from convertible debt								$ 248,000
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate increase									12.00%
Principal amount outstanding				227,700																				227,700					227,700
Principal and accrued interest due at maturity									Feb. 28, 2026
Effective interest rate									10.00%
Debt instrument face amount									$ 227,700
Percentage of common stock conversion, amount equal to outstanding									25.00%
Debt discount				20,700																				20,700					20,700
Proceeds from convertible debt																								178,000					178,000
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																								29,000					29,000
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Long term debt maturities, next twelve months									$ 2,275,000
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock									19.90%
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Beginning on the Issuance Date and Ending 120 Days Following the Issuance Date [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Percentage of the outstanding principal plus accrued interest									120.00%
May 2025 Financing Transactions [Member] | 1800 Diagonal Lending LLC [Member] | Beginning 121 Days Following the Issuance Ending 180 Days Following the Issuance Date [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Percentage of the outstanding principal plus accrued interest									125.00%
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate increase									12.00%
Principal amount outstanding				110,000																				110,000					110,000
Principal and accrued interest due at maturity									Feb. 28, 2026
Effective interest rate									10.00%
Debt instrument face amount									$ 110,000
Percentage of common stock conversion, amount equal to outstanding									25.00%
Debt discount				10,000																				10,000					10,000
Proceeds from convertible debt																								84,000					84,000
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Securities Purchase Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																								16,000					$ 16,000
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock									19.90%
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Beginning on the Issuance Date and Ending 120 Days Following the Issuance Date [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Prepayment percentage of outstanding principal plus accrued interest									120.00%
May 2025 Financing Transactions [Member] | Boot Capital LLC [Member] | Beginning 121 Days Following the Issuance Ending 180 Days Following the Issuance Date [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Prepayment percentage of outstanding principal plus accrued interest									125.00%
Brick Lane Exchange Convertible Note [Member] | Brick Lane Capital Management Limited [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Prinicipal amount converted																								1,050,000
Principal and accrued interest due at maturity							Apr. 17, 2026
Conversion of convertible securities to common stock, shares | shares																													6,800,518
Loss on extinguishment of debt							$ (1,071,997)
Debt instrument face amount							$ 1,050,000
Volume-weighted Average Price of Conversion Period							5 days
Brick Lane Exchange Convertible Note [Member] | Brick Lane Capital Management Limited [Member] | Series A Preferred Stock [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares							100,000
Conversion of shares | shares							100,000
Brick Lane Convertible Notes
Debt Conversion [Line Items]
Preferred stock conversion shares | shares																													100,000
Principal amount				270,839																				270,839					$ 270,839
Brick Lane Convertible Notes | Brick Lane Capital Management Limited [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock							19.90%
Interest rate increase							15.00%
Principal amount outstanding				250,000																				250,000					$ 250,000
Principal and accrued interest due at maturity							Jun. 02, 2026
Percentage of maximum aggregate outstanding common stock							9.90%
Increase to stockholders' deficit																								2,264,573
Capital infusion amount							$ 250,000
Debt instrument face amount							$ 250,000
Volume-weighted Average Price of Conversion Period							5 days
Bomore Exchange Convertible Note [Member] | Bomore Opportunity Group Ltd [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Prinicipal amount converted				1,050,000
Conversion of convertible securities to common stock, shares | shares																													3,253,796
Loss on extinguishment of debt						$ 140,323
Debt instrument face amount						$ 1,050,000
Volume-weighted Average Price of Conversion Period						5 days
Bomore Exchange Convertible Note [Member] | Bomore Opportunity Group Ltd [Member] | Series A Preferred Stock [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares						100,000
Conversion of shares | shares						100,000
Bomore Convertible Notes
Debt Conversion [Line Items]
Preferred stock conversion shares | shares																													100,000
Principal amount				1,383,639																				1,383,639					$ 1,383,639
Bomore Convertible Notes | Bomore Opportunity Group Ltd [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock						19.90%
Interest rate increase						15.00%
Principal amount outstanding				1,300,000																				1,300,000					1,300,000
Principal and accrued interest due at maturity						Jun. 17, 2026
Percentage of maximum aggregate outstanding common stock						9.90%
Capital infusion amount						$ 250,000
Debt instrument face amount						$ 250,000
Volume-weighted Average Price of Conversion Period						5 days
Torcross Exchange Convertible Note [Member] | Torcross Capital LLC [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Principal and accrued interest due at maturity					Jun. 24, 2026
Debt instrument face amount					$ 400,000
Debt Conversion, Description					conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date
Conversion price equal to discount on lowest volume-weighted average price					80.00%
Volume-weighted Average Price of Conversion Period					5 days
Torcross Exchange Convertible Note [Member] | Torcross Capital LLC [Member] | Series A Preferred Stock [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Preferred stock conversion shares | shares					40,000
Torcross Convertible Notes [Member] | Torcross Capital LLC [Member] | Unsecured Convertible Note [Member]
Debt Conversion [Line Items]
Issuances of common stock on conversion of debt, percentage of outstanding common stock					19.90%
Interest rate increase					15.00%
Principal amount outstanding				100,000																				100,000					100,000
Principal and accrued interest due at maturity					Jun. 24, 2026
Percentage of maximum aggregate outstanding common stock					9.90%
Capital infusion amount					$ 100,000
Debt instrument face amount					$ 100,000
Debt Conversion, Description					conversion price equal to 80% of the lowest VWAP during the 5 days prior to the conversion date
Conversion price equal to discount on lowest volume-weighted average price					80.00%
Volume-weighted Average Price of Conversion Period					5 days
Liqueous Promissory Note [Member]
Debt Conversion [Line Items]
Principal amount				1,053,824																				1,053,824					1,053,824			$ 1,053,824
TAG Promissory Note [Member]
Debt Conversion [Line Items]
Basis spread margin on variable rate																						10.00%
Principal and accrued interest due at maturity																						Jan. 31, 2026
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																						us-gaap:SecuredOvernightFinancingRateSofrMember
Principal amount				$ 545,000																		$ 545,000		545,000					$ 545,000
Yorkville Promissory Note [Member] | Securities Purchase Agreement [Member]
Debt Conversion [Line Items]
Interest rate increase				8.00%																									18.00%
Principal and accrued interest due at maturity				Oct. 30, 2025
Capital infusion amount					$ 1,100,000
Debt instrument face amount					$ 1,250,000
Yorkville Promissory Note [Member] | Securities Purchase Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Conversion [Line Items]
Debt issuance costs																								$ 127,000					$ 127,000
February Two Thousand Twenty Five Pre Funded Warrants [Member] | Liqueous Settlement Agreement [Member]
Debt Conversion [Line Items]
Issuance of pre-funded warrants exercisable into common stock | shares																					6,406,225

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.